LONG-TERM DEBT - Senior notes (Details) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 CAD ($)
Long-term debt
Senior notes redeemable period by issuer		5 years
Net proceeds from issuance of senior notes			$ 790.7
Parent Company | Senior Notes 5.750% due January 2023
Long-term debt
Principal amount		$ 850.0
Interest rate (as a percent)		5.75%		5.75%
Parent Company | Senior Notes 6.625% due January 2023
Long-term debt
Principal amount				$ 500.0
Interest rate (as a percent)		6.625%		6.625%
Subsidiaries | Videotron | Senior Notes 5.000% due July 2022
Long-term debt
Principal amount		$ 800.0
Interest rate (as a percent)		5.00%		5.00%
Subsidiaries | Videotron | Senior Notes 5.375% due June 2024
Long-term debt
Principal amount		$ 600.0
Interest rate (as a percent)		5.375%		5.375%
Subsidiaries | Videotron | Senior Notes 5.625% due June 2025
Long-term debt
Principal amount				$ 400.0
Interest rate (as a percent)		5.625%		5.625%
Subsidiaries | Videotron | Senior Notes 5.750% due January 2026
Long-term debt
Principal amount				$ 375.0
Interest rate (as a percent)		5.75%		5.75%
Subsidiaries | Videotron | Senior Notes 5.125% due April 2027
Long-term debt
Principal amount		$ 600.0
Interest rate (as a percent)		5.125%		5.125%
Subsidiaries | Videotron | Senior Note 4.500% due January 15, 2030
Long-term debt
Principal amount				$ 800.0
Interest rate (as a percent)		4.50%		4.50%
Net proceeds from issuance of senior notes	$ 790.7
Financing fees	$ 9.3